Supplement Dated December 1, 2015
To The Prospectus Dated April 27, 2015

JNL® Series Trust

Please note that the changes impact your variable annuity product(s).

In the section entitled "Additional Information About Each Fund," in the subsection "Principal Investment Strategies" for JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete the table and replace it with the following:

Domestic/Global Equity	Domestic/Global Fixed Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Credit Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Harris Oakmark Global Equity Fund	JNL Investors Series Trust
JNL/Invesco Large Cap Growth Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Total Return Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund	International Fixed Income
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Capital Small Cap Index Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Oppenheimer Global Growth Fund	International
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund	Jackson Variable Series Trust
JNL/PPM America Value Equity Fund	JNL/Mellon Capital Frontier Markets 100 Index Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	JNL Series Trust
JNL/WMC Value Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/S&P Competitive Advantage Fund	JNL/Eastspring Investments China-India Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/S&P Intrinsic Value Fund	JNL/Invesco International Growth Fund
JNL/S&P Total Yield Fund	JNL/Causeway International Value Select Fund
JNL/Lazard Emerging Markets Fund
JNL Variable Fund LLC	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Mellon Capital International Index Fund

Risk Management	International (continued)
JNL/Mellon Capital Pacific Rim 30 Fund
JNL Series Trust	JNL/Oppenheimer Emerging Markets Innovator Fund
JNL/AB Dynamic Asset Allocation Fund
Tactical Management
Sector
JNL Series Trust
JNL Series Trust	JNL/BlackRock Global Allocation Fund
JNL/Mellon Capital Utilities Sector Fund	JNL/Ivy Asset Strategy Fund

JNL Variable Fund LLC	Specialty
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL Series Trust
JNL/Mellon Capital Financial Sector Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/S&P International 5 Fund
JNL/Mellon Capital Oil & Gas Sector Fund	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Technology Sector Fund
JNL Variable Fund LLC
Alternative Assets	JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
Jackson Variable Series Trust
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	Alternative Strategies
JNL/Van Eck International Gold Fund
Jackson Variable Series Trust
JNL Series Trust	JNL/AQR Risk Parity Fund
JNL/BlackRock Natural Resources Fund	JNL/BlackRock Global Long Short Credit Fund
JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/Invesco Global Real Estate Fund	JNL/FAMCO Flex Core Covered Call Fund
JNL/Red Rocks Listed Private Equity Fund	JNL/PPM America Long Short Credit Fund
JNL/Neuberger Berman Currency Fund
JNL/Nicholas Convertible Arbitrage Fund

JNL Series Trust
JNL Multi-Manager Alternative Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Westchester Capital Event Drive Fund

This Supplement is dated December 1, 2015.